EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

(millions of Canadian $)	Ownership Interest at December 31, 2018	Income/(Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2018	2017	2016	2018	2017

Canadian Natural Gas Pipelines
TQM	50.0%	12	11	12	71	68
U.S. Natural Gas Pipelines
Northern Border[1]	50.0%	87	87	92	677	641
Iroquois[2]	50.0%	60	59	54	291	280
Millennium[3]	47.5%	75	66	33	511	291
Pennant Midstream[3]	47.0%	17	11	6	256	228
Other	Various	17	17	29	113	92
Mexico Natural Gas Pipelines
Sur de Texas[4]	60.0%	27	66	(3)	627	399
TransGas	nil	—	(12)	—	—	—
Liquids Pipelines
Grand Rapids[5]	50.0%	65	17	(1)	1,028	996
Other[6]	Various	(1)	(20)	—	21	20
Energy
Bruce Power[7]	48.3%	311	434	293	3,166	2,987
Portlands Energy[8]	50.0%	36	31	33	289	301
ASTC Power Partnership	50.0%	—	—	(37)	—	—
Other	Various	8	6	3	63	63
		714	773	514	7,113	6,366

1
At December 31, 2018, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border Pipeline Company was US$115 million (2017 – US$115 million) due to the fair value assessment of assets at the time of acquisition.

2
At December 31, 2018, the difference between the carrying value of the investment and the underlying equity in the net assets of Iroquois was US$41 million (2017 – US$41 million) due mainly to the fair value assessment of the assets at the time of acquisition.

3	Acquired as part of Columbia Pipeline Group, Inc. (Columbia) on July 1, 2016. Income from Equity investments reflects equity earnings from the date of acquisition.

4
TransCanada has an ownership interest of 60.0 per cent in Sur de Texas which, as a jointly controlled entity, applies the equity method of accounting. Income from equity investments includes foreign exchange gains and losses recorded in the Corporate segment which are fully offset in Interest income and other in the Consolidated statement of income.

5
Grand Rapids was placed in service in August 2017. At December 31, 2018, the difference between the carrying value of the investment and the underlying equity in the net assets of Grand Rapids was $102 million (2017 – $105 million) due mainly to interest capitalized during construction and the fair value of guarantees.

6
Includes investments in Canaport Energy East Marine Terminal Limited Partnership and HoustonLink Pipeline Company LLC. At December 31, 2018 and 2017, the Canaport Energy East Marine Terminal Limited Partnership investment was nil.

7
At December 31, 2018, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power was $870 million (2017 – $902 million) due to the fair value assessment of assets at the time of acquisitions.

8
At December 31, 2018, the difference between the carrying value of the investment and the underlying equity in the net assets of Portlands Energy was $73 million (2017 – $73 million) due mainly to interest capitalized during construction.

Summarized Financial Information of Equity Investments

year ended December 31	2018	2017	2016
(millions of Canadian $)

Income
Revenues	4,836	4,913	4,336
Operating and other expenses	(3,545)	(2,993)	(3,068)
Net income	1,515	1,636	1,080
Net income attributable to TransCanada	714	773	514

at December 31	2018	2017
(millions of Canadian $)

Balance Sheet
Current assets	2,209	2,176
Non-current assets	20,647	17,869
Current liabilities	(2,049)	(1,577)
Non-current liabilities	(9,042)	(8,217)